Reconciliation of Plan's Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of the Plan's financial statements to Form 5500	Participant loans are shown net of deemed distributions on Form 5500. The following is a reconciliation of net assets per the financial statements to Form 5500:

	As of December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,871,627,404	$1,695,241,913
Less: Deemed distributions	592,335	537,776
Net assets per Form 5500	$1,871,035,069	$1,694,704,137
    The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to net income per Form 5500 for the year ended December 31, 2025:

2025
Net increase in net assets available for benefits per the financial statements	$176,385,491
Less: Change in deemed distributions	54,559
Net income per Form 5500	$176,330,932